Equity Method Investment (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2019	Jan. 31, 2019	Sep. 30, 2019	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Jan. 31, 2020	Nov. 01, 2019	Aug. 01, 2019	May 01, 2019
Schedule of Equity Method Investments [Line Items]
Payment to acquire equity interest					$ 250,000
Equity method investment ownership percentage			100.00%		100.00%		100.00%
Equity method investment loss			$ 162,178		$ 250,000
Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Stock issued during period					2,273,329
Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Stock issued during period					14,776,638
Subsequent Event [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment ownership percentage		30.00%
SyncHealth MSO, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment ownership percentage											6.00%	6.00%
SyncHealth MSO, LLC [Member] | Subsequent Event [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment ownership percentage										7.00%
Alliance Pharma Solution, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Payment to acquire equity interest	$ 40,000	$ 250,000		$ 210,000
Equity method investment ownership percentage		49.00%
Equity method investment			$ 0		$ 0
Alliance Pharma Solution, LLC [Member] | Technology [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment loss
Alliance Pharma Solution, LLC [Member] | Subsequent Event [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment ownership percentage		49.00%
Alliance Pharma Solution, LLC [Member] | SyncHealth MSO, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment ownership percentage		30.00%
Alliance Pharma Solution, LLC [Member] | SyncHealth MSO, LLC [Member] | Subsequent Event [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment ownership percentage		30.00%
PanOptic Health, LLC [Member] | SyncHealth MSO, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment ownership percentage		70.00%
PanOptic Health, LLC [Member] | SyncHealth MSO, LLC [Member] | Subsequent Event [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment ownership percentage		70.00%
SyncHealth MSO, LLC [Member] | Forecast [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment ownership percentage									51.00%